ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
(the “Trust”)

Supplement dated June 11, 2026
to the Statement of Additional Information (“SAI”) dated May 1, 2026

This supplement updates certain information contained in the SAI and should be attached to the SAI and retained for future reference.

Effective June 1, 2026, the table listing the recipients of portfolio holdings that is located on page 40 of the SAI, is deleted and replaced with the following:

Recipient (holdings)	Frequency	Delay before dissemination
Accenture International Limited	Daily	No delay
Bank of New York Mellon (Fund Custodian), The	Daily	No delay
Bloomberg	Daily	1 Day
Broadridge Investor Communications Solutions, Inc. (proxy voting services)	As necessary	No delay
Citi Fund Services Ohio, Inc. (Fund Accountant and Administrator)	Daily	No delay
Factset	Daily	1 Day
Glass Lewis & Co., LLC (proxy voting services)	Weekly	No delay
ICE	Daily	No delay
Institutional Shareholder Services (“ISS”) (proxy voting services)	Daily	1 Day
Morningstar Inc.	Quarterly	31 Calendar days after quarter end
MSCI, Inc.	Daily	Next Calendar Day
Refinitiv	Quarterly	31 Calendar days after quarter end
State Street Bank and Trust Company (State Street)	Daily	No delay